Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document - Document and Entity Information [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	EGO
Entity Registrant Name	ELDORADO GOLD CORP /FI
Entity Central Index Key	0000918608
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	158,801,722